INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

9.	INCOME TAXES

The components of income tax expense are as follows:

	Year ended December 31
(in thousands of $)	2020	2019	2018
Current tax expense	809	906	836
Deferred tax expense	172	118	431
Total income tax expense	981	1,024	1,267

The income taxes for the years ended December 31, 2020, 2019 and 2018 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2020	2019	2018
Effect of movement in deferred tax balances	172	118	431
Effect of adjustments in respect of current tax in prior periods	37	86	(369)
Effect of taxable income in various countries	772	820	1,205
Total tax expense	981	1,024	1,267

Jurisdictions open to examination

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are: 2019 (UK) and 2016 (Norway).

Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pensions.

As of December 31, 2020, we have a deferred tax liability of $0.6 million (2019: $1.7 million)